DISCONTINUED OPERATIONS - NET EARNINGS FROM DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 42	$ (213)	$ (276)	$ (696)	$ 170	$ 207	$ 517	$ 233	$ (1,143)	$ 1,127	$ 1,056
Beauty Brands - Held for Sale [Member]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									643	660	607
Batteries [Member]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									(1,835)	389	348
Pet Care Business [Member]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									49	78	101
Discontinued Operations [Member]
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ (1,143)	$ 1,127	$ 1,056